SIGNIFICANT CONTRACTS (Details Narrative) - USD ($)										11 Months Ended	12 Months Ended
	Jul. 29, 2025	May 30, 2025	Feb. 19, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Dec. 08, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2025	Mar. 12, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price												$ 10
Focus Impact Partners [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitments description			Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025 through and including June 30, 2025)
XCF Global Capital Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value conversion of convertible securities	$ 6,000,000						$ 556,401			$ 1,077,444	$ 5,503,633
Stock issued during period shares conversion of convertible securities				625,000	2,725,000	2,500,000	5,000,000
Acquire issued and outstanding		4,366,598						20,000,000	7,700,000
XCF Global Capital Inc [Member] | Focus Impact Partners [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitments description			Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to March 31, 2025 (pro-rated from February 19, 2025, through and including March 31, 2025).
Membership Interest Purchase Agreement [Member] | XCF Global Capital Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value conversion of convertible securities								$ 100,000,000
Stock issued during period shares conversion of convertible securities								88,750,000
Company Support Agreement [Member] | XCF Global Capital Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price													$ 10